Distribution Date:	03/17/22	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Determination Date:	03/11/22
Next Distribution Date:	04/19/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-17	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	18-20		David Rodgers	(212) 230-9025
Principal Prepayment Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26-27		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764PBQ4	1.573000%	50,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764PBR2	3.101000%	293,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764PBS0	3.326000%	111,600,000.00	61,517,395.58	2,290,876.24	170,505.71	0.00	0.00	2,461,381.95	59,226,519.34	42.43%	30.00%
A-3	61764PBT8	3.246000%	240,000,000.00	190,360,342.98	0.00	514,924.73	0.00	0.00	514,924.73	190,360,342.98	42.43%	30.00%
A-4	61764PBU5	3.526000%	333,319,000.00	333,319,000.00	0.00	979,402.33	0.00	0.00	979,402.33	333,319,000.00	42.43%	30.00%
A-S	61764PBW1	3.832000%	91,913,000.00	91,913,000.00	0.00	293,508.85	0.00	0.00	293,508.85	91,913,000.00	33.35%	23.75%
B	61764PBX9	4.000000%	71,692,000.00	71,692,000.00	0.00	238,973.33	0.00	0.00	238,973.33	71,692,000.00	26.27%	18.88%
C	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	361,520.00	0.00	0.00	361,520.00	108,456,000.00	15.56%	11.50%
D	61764PAN2	3.250000%	64,339,000.00	64,339,000.00	0.00	174,251.46	0.00	0.00	174,251.46	64,339,000.00	9.21%	7.13%
E	61764PAQ5	3.250000%	36,765,000.00	36,765,000.00	0.00	99,571.87	0.00	0.00	99,571.87	36,765,000.00	5.58%	4.63%
F	61764PAS1	3.250000%	25,736,000.00	25,736,000.00	0.00	69,701.67	0.00	0.00	69,701.67	25,736,000.00	3.03%	2.88%
G	61764PAU6	3.250000%	42,279,820.00	30,720,665.22	0.00	28,653.82	0.00	0.00	28,653.82	30,720,665.22	0.00%	0.00%
LNC-1	61764PBA9	3.989000%	30,651,000.00	28,263,988.72	55,435.36	93,954.21	0.00	0.00	149,389.57	28,208,553.36	68.28%	68.28%
LNC-2	61764PBC5	4.384000%	20,530,000.00	18,931,182.94	37,130.53	69,161.92	0.00	0.00	106,292.45	18,894,052.41	47.04%	47.04%
LNC-3	61764PBE1	4.750239%	21,018,000.00	19,381,178.92	38,013.13	76,721.03	0.00	0.00	114,734.16	19,343,165.79	25.29%	25.29%
LNC-4	61764PBG6	4.750239%	24,440,000.00	22,536,683.41	44,202.15	89,212.20	0.00	0.00	133,414.35	22,492,481.26	0.00%	0.00%
V	61764PAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764PAY8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,567,238,822.00	1,103,931,437.77	2,465,657.41	3,260,063.13	0.00	0.00	5,725,720.54	1,101,465,780.36

X-A	61764PBV3	0.958969%	1,121,332,000.00	677,109,738.57	0.00	541,105.89	0.00	0.00	541,105.89	674,818,862.32
X-B	61764PAA0	0.429617%	71,692,000.00	71,692,000.00	0.00	25,666.77	0.00	0.00	25,666.77	71,692,000.00
X-C	61764PAC6	0.429617%	108,456,000.00	108,456,000.00	0.00	38,828.81	0.00	0.00	38,828.81	108,456,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	61764PAE2	1.179617%	64,339,000.00	64,339,000.00	0.00	63,246.16	0.00	0.00	63,246.16	64,339,000.00
X-E	61764PAG7	1.179617%	36,765,000.00	36,765,000.00	0.00	36,140.53	0.00	0.00	36,140.53	36,765,000.00
X-F	61764PAJ1	1.179617%	25,736,000.00	25,736,000.00	0.00	25,298.86	0.00	0.00	25,298.86	25,736,000.00
X-G	61764PAL6	1.179617%	42,279,820.00	30,720,665.22	0.00	30,198.86	0.00	0.00	30,198.86	30,720,665.22
LNC-X	61764PBN1	0.602795%	51,181,000.00	47,195,171.66	0.00	23,707.50	0.00	0.00	23,707.50	47,102,605.77
Notional SubTotal			1,521,780,820.00	1,062,013,575.45	0.00	784,193.38	0.00	0.00	784,193.38	1,059,630,133.31

Deal Distribution Total					2,465,657.41	4,044,256.51	0.00	0.00	6,509,913.92

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to the

	Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764PBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764PBR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764PBS0	551.23114319	20.52756487	1.52782894	0.00000000	0.00000000	0.00000000	0.00000000	22.05539382	530.70357832
A-3	61764PBT8	793.16809575	0.00000000	2.14551971	0.00000000	0.00000000	0.00000000	0.00000000	2.14551971	793.16809575
A-4	61764PBU5	1,000.00000000	0.00000000	2.93833334	0.00000000	0.00000000	0.00000000	0.00000000	2.93833334	1,000.00000000
A-S	61764PBW1	1,000.00000000	0.00000000	3.19333337	0.00000000	0.00000000	0.00000000	0.00000000	3.19333337	1,000.00000000
B	61764PBX9	1,000.00000000	0.00000000	3.33333329	0.00000000	0.00000000	0.00000000	0.00000000	3.33333329	1,000.00000000
C	61764PBZ4	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
D	61764PAN2	1,000.00000000	0.00000000	2.70833336	0.00000000	0.00000000	0.00000000	0.00000000	2.70833336	1,000.00000000
E	61764PAQ5	1,000.00000000	0.00000000	2.70833320	0.00000000	0.00000000	0.00000000	0.00000000	2.70833320	1,000.00000000
F	61764PAS1	1,000.00000000	0.00000000	2.70833346	0.00000000	0.00000000	0.00000000	0.00000000	2.70833346	1,000.00000000
G	61764PAU6	726.60350068	0.00000000	0.67771859	1.29016585	21.69121557	0.00000000	0.00000000	0.67771859	726.60350068
LNC-1	61764PBA9	922.12289061	1.80859874	3.06529020	0.00000000	0.00000000	0.00000000	0.00000000	4.87388894	920.31429187
LNC-2	61764PBC5	922.12289040	1.80859864	3.36882221	0.00000000	0.00000000	0.00000000	0.00000000	5.17742085	920.31429177
LNC-3	61764PBE1	922.12289086	1.80859882	3.65025359	0.00000000	0.00000000	0.00000000	0.00000000	5.45885241	920.31429204
LNC-4	61764PBG6	922.12288912	1.80859861	3.65025368	0.00000000	0.00000000	0.00000000	0.00000000	5.45885229	920.31429051
V	61764PAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764PAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764PBV3	603.84412339	0.00000000	0.48255636	0.00000000	0.00000000	0.00000000	0.00000000	0.48255636	601.80112787
X-B	61764PAA0	1,000.00000000	0.00000000	0.35801442	0.00000000	0.00000000	0.00000000	0.00000000	0.35801442	1,000.00000000
X-C	61764PAC6	1,000.00000000	0.00000000	0.35801440	0.00000000	0.00000000	0.00000000	0.00000000	0.35801440	1,000.00000000
X-D	61764PAE2	1,000.00000000	0.00000000	0.98301435	0.00000000	0.00000000	0.00000000	0.00000000	0.98301435	1,000.00000000
X-E	61764PAG7	1,000.00000000	0.00000000	0.98301455	0.00000000	0.00000000	0.00000000	0.00000000	0.98301455	1,000.00000000
X-F	61764PAJ1	1,000.00000000	0.00000000	0.98301445	0.00000000	0.00000000	0.00000000	0.00000000	0.98301445	1,000.00000000
X-G	61764PAL6	726.60350068	0.00000000	0.71426179	0.00000000	0.00000000	0.00000000	0.00000000	0.71426179	726.60350068
LNC-X	61764PBN1	922.12289053	0.00000000	0.46320900	0.00000000	0.00000000	0.00000000	0.00000000	0.46320900	920.31429183

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	170,505.71	0.00	170,505.71	0.00	0.00	0.00	170,505.71	0.00
A-3	02/01/22 - 02/28/22	30	0.00	514,924.73	0.00	514,924.73	0.00	0.00	0.00	514,924.73	0.00
A-4	02/01/22 - 02/28/22	30	0.00	979,402.33	0.00	979,402.33	0.00	0.00	0.00	979,402.33	0.00
X-A	02/01/22 - 02/28/22	30	0.00	541,105.89	0.00	541,105.89	0.00	0.00	0.00	541,105.89	0.00
X-B	02/01/22 - 02/28/22	30	0.00	25,666.77	0.00	25,666.77	0.00	0.00	0.00	25,666.77	0.00
X-C	02/01/22 - 02/28/22	30	0.00	38,828.81	0.00	38,828.81	0.00	0.00	0.00	38,828.81	0.00
X-D	02/01/22 - 02/28/22	30	0.00	63,246.16	0.00	63,246.16	0.00	0.00	0.00	63,246.16	0.00
X-E	02/01/22 - 02/28/22	30	0.00	36,140.53	0.00	36,140.53	0.00	0.00	0.00	36,140.53	0.00
X-F	02/01/22 - 02/28/22	30	0.00	25,298.86	0.00	25,298.86	0.00	0.00	0.00	25,298.86	0.00
X-G	02/01/22 - 02/28/22	30	0.00	30,198.86	0.00	30,198.86	0.00	0.00	0.00	30,198.86	0.00
A-S	02/01/22 - 02/28/22	30	0.00	293,508.85	0.00	293,508.85	0.00	0.00	0.00	293,508.85	0.00
B	02/01/22 - 02/28/22	30	0.00	238,973.33	0.00	238,973.33	0.00	0.00	0.00	238,973.33	0.00
C	02/01/22 - 02/28/22	30	0.00	361,520.00	0.00	361,520.00	0.00	0.00	0.00	361,520.00	0.00
D	02/01/22 - 02/28/22	30	0.00	174,251.46	0.00	174,251.46	0.00	0.00	0.00	174,251.46	0.00
E	02/01/22 - 02/28/22	30	0.00	99,571.88	0.00	99,571.88	0.00	0.00	0.00	99,571.87	0.00
F	02/01/22 - 02/28/22	30	0.00	69,701.67	0.00	69,701.67	0.00	0.00	0.00	69,701.67	0.00
G	02/01/22 - 02/28/22	30	862,552.71	83,201.80	0.00	83,201.80	54,547.98	0.00	0.00	28,653.82	917,100.69
LNC-1	02/01/22 - 02/28/22	30	0.00	93,954.21	0.00	93,954.21	0.00	0.00	0.00	93,954.21	0.00
LNC-2	02/01/22 - 02/28/22	30	0.00	69,161.92	0.00	69,161.92	0.00	0.00	0.00	69,161.92	0.00
LNC-3	02/01/22 - 02/28/22	30	0.00	76,721.03	0.00	76,721.03	0.00	0.00	0.00	76,721.03	0.00
LNC-4	02/01/22 - 02/28/22	30	0.00	89,212.20	0.00	89,212.20	0.00	0.00	0.00	89,212.20	0.00
LNC-X	02/01/22 - 02/28/22	30	0.00	23,707.50	0.00	23,707.50	0.00	0.00	0.00	23,707.50	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			862,552.71	4,098,804.50	0.00	4,098,804.50	54,547.98	0.00	0.00	4,044,256.51	917,100.69

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764PBW1	3.832000%	91,913,000.00	91,913,000.00	0.00	293,508.85	0.00	0.00	293,508.85	91,913,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764PBX9	4.000000%	71,692,000.00	71,692,000.00	0.00	238,973.33	0.00	0.00	238,973.33	71,692,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764PBZ4	4.000000%	108,456,000.00	108,456,000.00	0.00	361,520.00	0.00	0.00	361,520.00	108,456,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			272,061,000.03	272,061,000.00	0.00	894,002.18	0.00	0.00	894,002.18	272,061,000.00

Exchangeable Certificate Details
PST	61764PBY7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

	Additional Information
Total Available Distribution Amount (1)	6,509,913.92
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,838,903.53	Master Servicing Fee	11,687.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,921.12
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	429.31
ARD Interest	0.00	Trust Advisor Fee	1,337.78
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	275,486.72
Total Interest Collected	4,114,390.25	Total Fees	15,585.77

Principal		Expenses/Reimbursements
Scheduled Principal	2,465,657.42	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	32,349.30
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,612.57
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	586.11
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,465,657.42	Total Expenses/Reimbursements	54,547.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,044,256.51
Excess Liquidation Proceeds	0.00	Principal Distribution	2,465,657.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,509,913.92
Total Funds Collected	6,580,047.67	Total Funds Distributed	6,580,047.67

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,014,818,403.91	1,014,818,403.91	Beginning Certificate Balance	1,103,931,437.77
(-) Scheduled Principal Collections	2,290,876.24	2,290,876.24	(-) Principal Distributions	2,465,657.41
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,012,527,527.67	1,012,527,527.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,015,742,180.26	1,015,742,180.26	Ending Certificate Balance	1,101,465,780.36
Ending Actual Collateral Balance	1,013,682,732.37	1,013,682,732.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.13)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.13)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	26,205,093.02	2.59%	33	4.6118	NAP	Defeased	4	26,205,093.02	2.59%	33	4.6118	NAP
10,000,000 or less	33	170,487,248.85	16.84%	31	4.6042	1.392126	1.30 or less	19	312,620,450.18	30.88%	32	4.5148	0.863448
10,000,001 to 20,000,000	11	149,227,418.44	14.74%	33	4.5439	1.815464	1.31 to 1.40	6	28,374,972.89	2.80%	32	4.4999	1.364633
20,000,001 to 30,000,000	4	105,010,531.48	10.37%	38	4.6377	1.866877	1.41 to 1.50	3	46,058,955.94	4.55%	52	4.8170	1.435769
30,000,001 to 40,000,000	3	98,369,796.53	9.72%	32	4.4859	0.783959	1.51 to 1.60	6	65,210,668.39	6.44%	32	4.7533	1.531384
40,000,001 to 50,000,000	1	44,699,080.46	4.41%	33	4.4900	0.556500	1.61 to 1.70	3	16,176,515.05	1.60%	32	4.5012	1.644490
50,000,001 to 60,000,000	5	284,918,472.35	28.14%	30	4.1139	2.454946	1.71 to 1.80	2	27,748,926.83	2.74%	31	4.3399	1.766127
60,000,001 to 70,000,000	2	133,609,886.54	13.20%	33	4.6150	1.816329	1.81 to 1.90	5	82,188,396.47	8.12%	31	4.4337	1.842589
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	29,337,353.21	2.90%	31	4.3300	1.972800
80,000,001 to 110,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	2	9,263,156.52	0.91%	31	4.9499	2.027412
110,000,001 to 130,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
130,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	2	60,744,970.17	6.00%	28	5.2513	2.287598
Totals	63	1,012,527,527.67	100.00%	32	4.4459	1.766670	2.31 to 2.40	1	59,704,271.72	5.90%	33	4.0800	2.328900
							2.41 to 2.70	4	106,581,295.70	10.53%	32	4.6255	2.499486
							2.71 to 2.80	1	10,602,421.80	1.05%	31	4.5450	2.797200
							2.81 to 2.90	3	120,855,538.34	11.94%	29	3.4657	2.880064
							2.91 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 3.70	0	0.00	0.00%	0	0.0000	0.000000
							3.71 or greater	1	10,854,541.44	1.07%	33	5.2200	4.417100
							Totals	63	1,012,527,527.67	100.00%	32	4.4459	1.766670
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	26,205,093.02	2.59%	33	4.6118	NAP	Texas	8	91,519,338.06	9.04%	32	4.4086	0.755331
Alabama	1	2,773,156.74	0.27%	33	4.6600	1.607000	Utah	1	10,115,729.34	1.00%	31	4.2570	1.398900
Arizona	4	48,311,003.91	4.77%	31	4.7003	0.925119	Virginia	6	16,086,328.33	1.59%	49	4.7856	1.719249
Arkansas	1	495,307.09	0.05%	31	5.0500	2.408700	Washington	1	18,500,000.00	1.83%	31	4.5900	0.736100
California	6	115,993,873.09	11.46%	37	4.5456	1.964019	Wyoming	5	12,304,747.93	1.22%	33	4.8300	1.501900
Colorado	1	2,600,000.00	0.26%	32	4.1800	2.818800	Totals	96	1,012,527,527.67	100.00%	32	4.4459	1.766670
Florida	9	94,454,800.89	9.33%	32	4.1750	2.271755
									Property Type³
Georgia	3	12,997,980.83	1.28%	32	4.6373	1.320280
Illinois	5	146,369,297.28	14.46%	30	3.6574	2.462191		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	61,567,134.25	6.08%	31	4.4019	1.746899		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	2	4,368,292.15	0.43%	32	5.1687	(0.520886)	Defeased	8	26,205,093.02	2.59%	33	4.6118	NAP
Maryland	1	5,913,953.35	0.58%	31	4.5000	1.830900	Industrial	1	32,735,434.77	3.23%	32	4.5000	0.946500
Michigan	4	10,460,879.75	1.03%	30	4.4910	1.852800	Lodging	13	174,638,714.19	17.25%	30	4.8810	1.907670
Missouri	2	1,937,563.82	0.19%	31	4.2508	2.415200	Mixed Use	2	18,487,331.10	1.83%	32	4.4462	1.198668
Nevada	2	14,257,211.24	1.41%	31	4.8489	1.574700	Mobile Home Park	11	35,520,877.32	3.51%	32	4.7302	1.605240
New Jersey	1	32,735,434.77	3.23%	32	4.5000	0.946500	Multi-Family	8	220,831,962.51	21.81%	32	4.5453	1.448549
New York	4	155,552,585.83	15.36%	33	4.6144	1.762965	Office	10	302,354,024.22	29.86%	31	3.9807	2.307089
North Carolina	3	11,253,437.82	1.11%	30	4.4772	1.183535	Retail	43	201,754,090.51	19.93%	37	4.5772	1.425845
Ohio	5	10,079,225.35	1.00%	32	4.7054	1.837095	Totals	96	1,012,527,527.67	100.00%	32	4.4459	1.766670
Oklahoma	3	16,433,230.51	1.62%	32	4.6905	1.640284
Oregon	1	5,666,258.08	0.56%	32	4.6700	1.011900
Pennsylvania	2	7,237,790.78	0.71%	32	4.6259	1.570830
Puerto Rico	1	10,854,541.44	1.07%	33	5.2200	4.417100
South Carolina	2	10,231,741.43	1.01%	30	4.5000	1.254385
Tennessee	1	3,946,660.05	0.39%	31	4.9300	1.524800

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	26,205,093.02	2.59%	33	4.6118	NAP	Defeased	4	26,205,093.02	2.59%	33	4.6118	NAP
	3.500% or less	2	118,255,538.34	11.68%	29	3.4500	2.881411	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.500%	26	500,189,599.02	49.40%	32	4.3690	1.512407	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	26	297,437,842.00	29.38%	35	4.7493	1.616096	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	5	70,439,455.29	6.96%	29	5.3209	2.420644	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	59	986,322,434.65	97.41%	32	4.4415	1.772676
	Totals	63	1,012,527,527.67	100.00%	32	4.4459	1.766670	Totals	63	1,012,527,527.67	100.00%	32	4.4459	1.766670
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	26,205,093.02	2.59%	33	4.6118	NAP	Defeased	4	26,205,093.02	2.59%	33	4.6118	NAP
	60 months or less	59	986,322,434.65	97.41%	32	4.4415	1.772676	Interest Only	5	58,502,000.00	5.78%	32	4.4129	1.639364
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	16	88,591,657.82	8.75%	32	4.6923	1.880008
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	38	839,228,776.83	82.88%	32	4.4170	1.770639
	121 or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	1,012,527,527.67	100.00%	32	4.4459	1.766670	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	1,012,527,527.67	100.00%	32	4.4459	1.766670
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	26,205,093.02	2.59%	33	4.6118	NAP				None
Underwriter's Information		1	59,127,769.17	5.84%	29	3.4500	2.866722
	12 months or less	55	800,468,393.23	79.06%	32	4.5169	1.591541
	13 to 24 months	2	67,022,000.53	6.62%	33	4.7375	2.475361
	25 to 36 months	1	59,704,271.72	5.90%	33	4.0800	2.328900
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	1,012,527,527.67	100.00%	32	4.4459	1.766670
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	302651002	OF	Chicago	IL	Actual/360	3.450%	159,312.34	243,289.48	0.00	N/A	08/10/24	--	59,371,058.65	59,127,769.17	03/10/22
2A	302651102	OF	Chicago	IL	Actual/360	3.450%	159,312.34	243,289.48	0.00	N/A	08/10/24	--	59,371,058.65	59,127,769.17	03/10/22
4	303031004	MF	Long Island City	NY	Actual/360	4.480%	241,551.90	135,043.85	0.00	N/A	12/01/24	--	69,322,929.86	69,187,886.01	03/01/22
5	453000205	MF	Long Island City	NY	Actual/360	4.760%	238,973.27	126,601.91	0.00	N/A	12/04/24	--	64,548,602.44	64,422,000.53	03/04/22
6	303031006	OF	Fort Lauderdale	FL	Actual/360	4.080%	189,792.38	104,251.34	0.00	N/A	12/01/24	--	59,808,523.06	59,704,271.72	03/01/22
7	300801108	OF	Louisville	KY	Actual/360	4.400%	190,799.36	99,328.99	0.00	N/A	10/01/24	--	55,753,060.77	55,653,731.78	03/01/22
8	300801056	LO	Paradise Island	BS	Actual/360	5.373%	214,792.47	93,123.14	0.00	N/A	07/01/24	--	51,398,053.65	51,304,930.51	03/01/22
9	300801161	RT	Various	Various	Actual/360	4.490%	156,460.98	103,619.34	0.00	N/A	12/01/24	--	44,802,699.80	44,699,080.46	01/01/22
10	303031010	LO	Chandler	AZ	Actual/360	4.702%	119,198.98	69,006.04	0.00	N/A	10/01/24	--	32,597,012.93	32,528,006.89	02/01/22
11	303031011	IN	Allendale	NJ	Actual/360	4.500%	114,798.24	64,061.67	0.00	N/A	11/01/24	--	32,799,496.44	32,735,434.77	03/01/22
12	300801126	MF	Midland	TX	Actual/360	4.260%	109,890.51	59,794.37	0.00	N/A	11/01/24	--	33,166,149.24	33,106,354.87	09/01/21
13	1442293	OF	Westlake Village	CA	Actual/360	4.330%	99,036.82	69,818.94	0.00	N/A	10/01/24	--	29,407,172.15	29,337,353.21	03/01/22
14	1442581	RT	Reseda	CA	Actual/360	4.920%	106,214.72	52,038.33	0.00	N/A	10/01/26	--	27,756,458.63	27,704,420.30	03/01/22
16	300801131	MH	Various	Various	Actual/360	4.830%	94,340.50	52,823.89	0.00	N/A	12/01/24	--	25,112,821.46	25,059,997.57	03/01/22
17	300801122	LO	Calabasas	CA	Actual/360	4.480%	80,010.51	53,440.87	0.00	N/A	11/01/24	--	22,962,201.27	22,908,760.40	03/01/22
19	300801105	RT	Martinez	CA	Actual/360	4.450%	67,969.61	34,789.02	0.00	N/A	10/01/24	--	19,638,088.54	19,603,299.52	03/01/22
20	303031020	MF	Seattle	WA	Actual/360	4.590%	66,045.00	0.00	0.00	N/A	10/01/24	--	18,500,000.00	18,500,000.00	03/01/22
21	300801103	RT	Various	Various	Actual/360	4.251%	55,880.75	0.00	0.00	N/A	10/01/24	--	16,902,000.00	16,902,000.00	03/01/22
22	300801112	OF	Oklahoma City	OK	Actual/360	4.740%	54,554.54	28,161.31	0.00	N/A	11/01/24	--	14,797,796.74	14,769,635.43	03/01/22
23	303031023	MU	New York	NY	Actual/360	4.430%	46,515.00	0.00	0.00	N/A	11/01/24	--	13,500,000.00	13,500,000.00	03/01/22
25	1442582	RT	McLean	VA	Actual/360	4.878%	45,991.48	22,829.26	0.00	N/A	10/01/26	--	12,122,160.74	12,099,331.48	03/01/22
26	1442689	LO	Saint Augustine	FL	Actual/360	4.545%	37,603.24	34,987.43	0.00	N/A	10/01/24	--	10,637,409.23	10,602,421.80	03/01/22
27	300801164	LO	San Juan	PR	Actual/360	5.220%	44,195.65	31,086.72	0.00	N/A	12/01/24	--	10,885,628.16	10,854,541.44	03/01/22
28	300801124	MF	Odessa	TX	Actual/360	4.260%	39,232.94	21,347.70	0.00	N/A	11/01/24	--	11,840,927.38	11,819,579.68	01/01/22
29	300801090	OF	South Jordan	UT	Actual/360	4.257%	33,573.48	24,253.00	0.00	N/A	10/01/24	--	10,139,982.34	10,115,729.34	03/01/22
30	300801085	MH	Various	MI	Actual/360	4.491%	36,616.29	21,882.08	0.00	N/A	09/01/24	--	10,482,761.83	10,460,879.75	03/01/22
31	1442153	LO	Gilbert	AZ	Actual/360	4.550%	35,457.13	23,153.83	0.00	N/A	11/01/24	--	10,019,282.99	9,996,129.16	03/01/22
32	303031032	MF	Texas City	TX	Actual/360	4.370%	36,227.20	19,909.22	0.00	N/A	12/01/24	--	10,658,541.11	10,638,631.89	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	303031033	RT	Miami	FL	Actual/360	4.075%	25,952.34	42,665.87	0.00	N/A	10/01/24	--	8,188,293.18	8,145,627.31	03/01/22
34	300801051	MF	Upland	CA	Actual/360	4.590%	33,767.76	18,717.05	0.00	N/A	06/01/24	--	9,458,756.71	9,440,039.66	03/01/22
35	303031035	LO	Huntersville	NC	Actual/360	4.500%	28,231.08	26,796.34	0.00	N/A	09/01/24	--	8,066,021.90	8,039,225.56	03/01/21
36	303031036	RT	Boca Raton	FL	Actual/360	4.400%	31,014.77	17,809.42	0.00	N/A	12/01/24	--	9,062,758.55	9,044,949.13	03/01/22
37	300801092	MF	Hamburg	NY	Actual/360	4.900%	32,248.35	18,966.78	0.00	N/A	10/01/24	--	8,461,666.07	8,442,699.29	03/01/22
39	303031039	LO	Statesboro	GA	Actual/360	4.620%	26,590.41	24,049.50	0.00	N/A	11/01/24	--	7,399,927.84	7,375,878.34	03/01/22
40	300801095	LO	Elko	NV	Actual/360	4.982%	27,261.69	22,339.36	0.00	N/A	10/01/24	--	7,035,476.93	7,013,137.57	03/01/22
41	300801110	IN	Various	Various	Actual/360	4.892%	26,685.21	22,298.07	0.00	N/A	11/01/24	--	7,013,401.04	6,991,102.97	03/01/22
42	303031042	RT	Las Vegas	NV	Actual/360	4.720%	26,644.84	13,902.73	0.00	N/A	10/01/24	--	7,257,976.40	7,244,073.67	03/01/22
44	303031044	LO	Hartsville	SC	Actual/360	4.500%	20,246.53	19,217.58	0.00	N/A	09/01/24	--	5,784,722.71	5,765,505.13	03/01/22
45	300801134	RT	South Gate	CA	Actual/360	4.390%	23,901.11	0.00	0.00	N/A	12/01/24	--	7,000,000.00	7,000,000.00	03/01/22
46	1442587	RT	Peoria	AZ	Actual/360	4.953%	22,363.70	18,366.15	0.00	N/A	11/01/24	--	5,805,234.01	5,786,867.86	03/01/22
47	303031047	OF	Clinton	MD	Actual/360	4.500%	20,747.26	13,834.01	0.00	N/A	10/01/24	--	5,927,787.36	5,913,953.35	03/01/22
48	303031048	LO	Irving	TX	Actual/360	4.550%	20,762.48	13,486.71	0.00	N/A	12/01/24	--	5,866,948.22	5,853,461.51	03/01/22
49	300801139	RT	San Antonio	TX	Actual/360	4.243%	20,680.06	11,269.40	0.00	N/A	12/01/24	--	6,266,473.56	6,255,204.16	03/01/22
50	303031050	OF	St. Helens	OR	Actual/360	4.670%	20,628.20	12,966.15	0.00	N/A	11/01/24	--	5,679,224.23	5,666,258.08	03/01/22
52	303031052	MF	Louisville	KY	Actual/360	4.420%	20,366.80	11,004.64	0.00	N/A	12/01/24	--	5,924,407.11	5,913,402.47	03/01/22
54	303031054	MU	Dallas	TX	Actual/360	4.490%	17,453.12	10,381.90	0.00	N/A	10/01/24	--	4,997,713.00	4,987,331.10	02/01/22
55	303031055	LO	Columbia	SC	Actual/360	4.500%	15,683.93	14,886.86	0.00	N/A	09/01/24	--	4,481,123.16	4,466,236.30	10/01/20
59	303031059	RT	Bellefonta	PA	Actual/360	4.610%	15,657.67	8,464.71	0.00	N/A	10/01/24	--	4,366,873.89	4,358,409.18	03/01/22
60	300801109	LO	Lake Charles	LA	Actual/360	5.187%	15,313.22	11,783.70	0.00	N/A	11/01/24	--	3,795,724.79	3,783,941.09	12/01/21
61	303031061	RT	Maynardville	TN	Actual/360	4.930%	15,161.64	7,405.24	0.00	N/A	10/01/24	--	3,954,065.29	3,946,660.05	03/01/22
63	300801156	RT	Olmsted Township	OH	Actual/360	4.810%	11,858.99	10,080.21	0.00	N/A	12/01/24	--	3,169,911.80	3,159,831.59	03/01/22
64	300801133	RT	Lower Burrell	PA	Actual/360	4.650%	10,447.42	9,305.91	0.00	N/A	12/01/24	--	2,888,687.51	2,879,381.60	03/01/22
65	300801137	RT	Lawrenceville	GA	Actual/360	4.660%	10,470.20	9,298.64	0.00	N/A	12/01/24	--	2,888,773.49	2,879,474.85	03/01/22
67	300801111	RT	Boone	NC	Actual/360	4.485%	8,163.37	16,387.86	0.00	N/A	11/01/24	--	2,340,190.86	2,323,803.00	03/01/22
68	300801136	RT	Madison	AL	Actual/360	4.660%	10,083.61	8,955.31	0.00	N/A	12/01/24	--	2,782,112.05	2,773,156.74	03/01/22
69	300801138	RT	Kennesaw	GA	Actual/360	4.660%	9,972.60	8,856.72	0.00	N/A	12/01/24	--	2,751,484.36	2,742,627.64	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
70	303031070	OF	Cincinnati	OH	Actual/360	4.750%	10,876.04	6,338.32	0.00	N/A	09/01/24	--	2,943,891.29	2,937,552.97	03/01/22
71	303031071	MU	Doral	FL	Actual/360	4.970%	10,555.19	8,678.65	0.00	N/A	10/01/24	--	2,730,575.30	2,721,896.65	03/01/22
72	300801121	RT	Converse	TX	Actual/360	4.521%	10,078.12	6,257.03	0.00	N/A	11/01/24	--	2,866,087.83	2,859,830.80	03/01/22
74	300801102	RT	Various	Various	Actual/360	5.050%	9,244.93	5,196.90	0.00	N/A	10/01/24	--	2,353,731.67	2,348,534.77	03/01/22
75	303031075	RT	Monument	CO	Actual/360	4.180%	8,452.89	0.00	0.00	N/A	11/01/24	--	2,600,000.00	2,600,000.00	03/01/22
76	303031076	RT	Findlay	OH	Actual/360	4.850%	8,506.54	5,028.76	0.00	N/A	12/01/24	--	2,255,047.71	2,250,018.95	03/01/22
77	303031077	RT	Gurnee	IL	Actual/360	5.120%	8,567.58	3,948.55	0.00	N/A	10/01/24	--	2,151,456.03	2,147,507.48	03/01/22
Totals							3,508,987.28	2,290,876.24	0.00				1,014,818,403.91	1,012,527,527.67
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	47,838,353.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,508,308.66	1,380,921.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	17,110,888.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,571,023.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,033,249.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	15,151,400.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,170,800.12	1,302,679.00	01/01/21	09/30/21	--	0.00	0.00	259,575.05	519,425.62	0.00	0.00
10	1,742,758.00	2,218,507.00	10/01/20	09/30/21	--	0.00	0.00	187,571.19	187,571.19	0.00	0.00
11	2,623,478.63	1,830,237.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,202,234.09	903,457.87	01/01/21	09/30/21	02/11/22	9,786,343.82	62,737.80	136,961.54	953,697.78	88,452.77	0.00
13	3,993,762.68	3,184,644.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,805,442.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,887,382.00	2,020,093.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,645,047.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,266,553.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,326,339.44	513,292.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,869,885.08	0.00	--	--	--	0.00	0.00	0.00	0.00	1,206.28	0.00
22	1,587,841.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	891,471.83	725,629.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,258,796.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,649,085.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	4,441,126.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	774,678.00	428,300.35	01/01/21	09/30/21	--	0.00	0.00	60,447.10	120,967.07	0.00	0.00
29	1,097,939.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,325,767.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	716,036.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,537,548.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,392,032.94	1,112,990.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	580,895.00	01/01/21	09/30/21	08/11/21	0.00	0.00	54,654.14	655,757.92	0.00	0.00
36	977,294.39	747,635.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	785,549.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	439,033.53	906,504.57	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	7,573.67	0.00
40	1,320,246.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	584,392.81	451,054.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	698,567.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	578,203.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	826,921.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	862,815.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	620,751.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	581,251.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	451,627.11	262,947.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	105,518.40	66,549.05	01/01/21	06/30/21	--	0.00	0.00	27,640.67	27,640.67	0.00	0.00
55	(23,312.00)	351,144.50	01/01/21	09/30/21	01/11/22	0.00	0.00	30,363.41	516,087.68	0.00	0.00
59	559,468.00	373,993.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	(128,640.00)	01/01/21	06/30/21	10/12/21	0.00	34,770.01	27,054.11	81,195.61	0.00	0.00
61	396,695.76	314,598.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	542,861.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	375,092.64	260,346.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	293,441.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	414,957.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	367,155.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	316,277.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	355,403.44	246,185.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	212,403.36	164,005.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	318,990.00	324,132.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	314,400.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	402,911.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	247,187.19	179,644.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	159,646,770.16	21,420,315.11				9,786,343.82	97,507.81	784,267.21	3,062,343.54	97,232.72	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	2	56,518,660.14	1	3,783,941.09	3	45,611,816.73	1	4,466,236.30	1	3,783,941.09	0	0.00	0	0.00	0	0.00	4.445897%	4.399691%	32
02/17/22	2	48,598,424.59	0	0.00	3	45,713,294.30	1	4,481,123.16	1	3,795,724.79	0	0.00	0	0.00	0	0.00	4.445677%	4.399471%	33
01/18/22	1	44,889,220.93	0	0.00	3	45,797,974.47	1	4,494,278.62	2	3,805,822.69	0	0.00	0	0.00	1	5,213,741.71	4.445489%	4.402198%	34
12/17/21	0	0.00	2	78,237,072.96	4	28,353,653.23	1	4,507,383.30	2	15,732,979.78	0	0.00	0	0.00	0	0.00	4.452132%	4.414351%	35
11/18/21	2	78,379,951.52	0	0.00	4	28,424,999.12	1	4,521,000.34	2	15,766,197.96	0	0.00	0	0.00	0	0.00	4.451938%	4.414152%	36
10/18/21	0	0.00	0	0.00	4	28,492,264.90	1	4,534,001.87	3	15,797,059.45	0	0.00	0	0.00	1	2,914,728.89	4.451754%	4.413964%	37
09/17/21	0	0.00	0	0.00	5	33,008,812.51	2	8,394,382.50	2	16,428,894.77	0	0.00	0	0.00	0	0.00	4.452452%	4.424556%	38
08/17/21	0	0.00	0	0.00	5	33,087,708.53	1	3,856,733.54	2	16,461,802.62	0	0.00	0	0.00	0	0.00	4.452272%	4.424372%	39
07/16/21	0	0.00	0	0.00	5	33,166,283.05	2	15,891,040.62	1	4,470,091.81	0	0.00	0	0.00	1	7,256,699.97	4.452093%	4.424189%	40
06/17/21	0	0.00	1	8,255,950.22	4	24,992,998.30	2	15,923,591.92	1	4,482,767.48	0	0.00	0	0.00	0	0.00	4.461695%	4.432153%	41
05/17/21	0	0.00	0	0.00	5	33,326,865.83	2	15,953,767.31	1	4,494,814.54	1	7,291,826.91	1	11,337,933.62	0	0.00	4.461525%	4.429564%	42
04/16/21	0	0.00	1	8,302,788.87	4	25,106,108.91	0	0.00	1	4,507,394.57	0	0.00	0	0.00	0	0.00	4.476322%	4.443824%	42
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	300801161	01/01/22	1	1	259,575.05	519,425.62	10,865.50	44,889,220.94	09/29/21	2
10	303031010	02/01/22	0	B	187,571.19	187,571.19	0.00	32,597,012.93
12	300801126	09/01/21	5	6	136,961.54	953,697.78	88,952.77	33,411,469.54	01/04/22	13
28	300801124	01/01/22	1	1	60,447.10	120,967.07	0.00	11,858,008.89	01/13/22	13
35	303031035	03/01/21	11	6	54,654.14	655,757.92	156,004.55	8,325,554.77	05/04/21	2
54	303031054	02/01/22	0	B	27,640.67	27,640.67	0.00	4,997,713.00	09/09/20	9
55	303031055	10/01/20	16	6	30,363.41	516,087.68	107,770.14	4,690,104.90	12/18/20	2		08/16/21
60	300801109	12/01/21	2	2	27,054.11	81,195.61	0.00	3,815,875.68	10/04/19	2			10/06/21
Totals					784,267.21	3,062,343.54	363,592.96	144,584,960.65
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		972,723,776	866,809,358	97,664,241		8,250,177
37 - 48 Months		0	0	0		0
49 - 60 Months		39,803,752	39,803,752	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	1,012,527,528	906,613,110	56,518,660	0	41,145,580	8,250,177
Feb-22	1,014,818,404	920,506,685	44,802,700	0	41,232,171	8,276,848
Jan-22	1,016,695,029	922,202,011	44,889,221	0	45,797,974	3,805,823
Dec-21	1,030,481,559	923,890,833	0	78,237,073	12,620,673	15,732,980
Nov-21	1,032,502,337	925,697,386	78,379,952	0	12,658,801	15,766,198
Oct-21	1,034,377,824	1,005,885,559	0	0	12,695,205	15,797,059
Sep-21	1,040,829,864	1,007,821,051	0	0	12,733,055	20,275,758
Aug-21	1,042,702,633	1,009,614,924	0	0	12,769,172	20,318,536
Jul-21	1,044,568,207	1,011,401,924	0	0	16,671,711	16,494,572
Jun-21	1,053,840,803	1,020,591,855	0	8,255,950	8,463,538	16,529,460
May-21	1,055,708,460	1,022,381,595	0	0	16,764,920	16,561,946
Apr-21	1,069,074,868	1,035,665,970	0	8,302,789	20,598,714	4,507,395
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	300801161	44,699,080.46	44,889,220.94	69,550,000.00	08/16/14	1,302,679.00	0.55650	09/30/21	12/01/24	272
12	300801126	33,106,354.87	33,411,469.54	27,010,000.00	02/10/22	822,907.87	0.53880	09/30/21	11/01/24	272
28	300801124	11,819,579.68	11,858,008.89	16,000,000.00	09/10/14	392,300.35	0.71950	09/30/21	11/01/24	272
35	303031035	8,039,225.56	8,325,554.77	11,400,000.00	07/06/21	494,754.50	0.99900	09/30/21	09/01/24	209
54	303031054	4,987,331.10	4,997,713.00	7,400,000.00	07/25/14	33,915.05	0.20300	06/30/21	10/01/24	272
55	303031055	4,466,236.30	4,690,104.90	6,200,000.00	12/08/21	328,936.25	1.19550	09/30/21	09/01/24	209
60	300801109	3,783,941.09	3,815,875.68	4,000,000.00	12/28/21	(158,246.58)	(0.97330)	06/30/21	11/01/24	211
Totals		110,901,749.06	111,987,947.72	141,560,000.00		3,217,246.44

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 32

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	300801161	RT	Various	09/29/21	2
	Receivers have been appointed to both properties. Foreclosure litigation remains ongoing.

12	300801126	MF	TX	01/04/22	13

The Loan transferred to the Special Servicer due to Borrower declared Imminent Default. A PNL has been signed and Cash Management is in the process of being implemented. Special Servicer is currently pending receipt of a formal relief

	request from the Bo rrower.

28	300801124	MF	TX	01/13/22	13

The Loan transferred to the Special Servicer for Imminent Default. Borrower has executed a PNL and cash management has been implemented. Special Servicer is pending receipt of a relief request from the Borrower.

35	303031035	LO	NC	05/04/21	2
	A receiver was appointed to the property and lender is proceeding with the intent to foreclose.

54	303031054	MU	TX	09/09/20	9

The loan transferred on 9/9/2020 at Borrowers request due to COVID-related issues; however, the Borrower has been keeping the Loan current and funding operating expense shortfalls. The loan was assumed and will be returned to the master

	servicer once cash management is finalized and new 2022 budget is approved.

55	303031055	LO	SC	12/18/20	2
	Special Servicer intends to proceed with the appointment of a receiver and foreclosure.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
60	300801109	LO	LA	10/04/19	2

Loan transferred to Special Servicing due to Payment Default. A keeper was appointed to the property and a foreclosure sale occurred in October 2021. The property sustained damage as a result of Hurricane Laura and Hurricane Delta and next steps are bein g evaluated. Issues with payment of insurance proceeds are being reviewed, and a settlement with the insurance company is expected. Once the insurance item is resolved, the plan is to sell by the end of 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
18	300801162	0.00	5.87000%	0.00	5.87000%	1	08/21/20	12/01/19	--
18	300801162	0.00	5.87000%	0.00	5.87000%	10	04/13/21	12/01/20	05/11/21
31	1442153	0.00	4.55000%	0.00	4.55000%	10	01/26/21	04/01/20	02/11/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	300801162	07/16/21	7,274,899.33	27,900,000.00	7,513,188.16	238,288.83	7,513,188.16	7,274,899.33	0.00	0.00	0.00	0.00	0.00%
24	300801174	01/18/22	11,917,104.10	3,100,000.00	6,752,669.47	1,517,838.71	6,752,669.47	5,234,830.76	6,682,273.34	0.00	0.00	6,682,273.34	49.49%
43	303031043	03/17/21	6,203,983.30	3,500,000.00	3,291,165.18	445,861.83	3,291,165.18	2,845,303.35	3,358,679.95	0.00	0.00	3,358,679.95	46.00%
57	303031057	10/18/21	4,445,750.54	3,850,000.00	3,409,784.70	482,236.39	3,409,784.70	2,927,548.31	1,518,202.23	0.00	0.00	1,518,202.23	28.51%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			29,841,737.27	38,350,000.00	20,966,807.51	2,684,225.76	20,966,807.51	18,282,581.75	11,559,155.52	0.00	0.00	11,559,155.52

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/22	0.00	(43,154.72)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(42,966.67)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(18,398.82)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(18,330.57)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(18,869.08)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(12,634.09)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(13,005.25)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(12,955.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(12,521.03)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(12,888.79)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(12,472.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(12,838.31)	0.00	0.00	0.00	0.00	0.00	0.00
18	300801162	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	300801174	01/18/22	0.00	0.00	6,682,273.34	0.00	0.00	6,682,273.34	0.00	0.00	6,682,273.34
43	303031043	03/17/21	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95	0.00	0.00	3,358,679.95
57	303031057	10/18/21	0.00	0.00	1,518,202.23	0.00	0.00	1,518,202.23	0.00	0.00	1,518,202.23
Current Period Totals			0.00	(43,154.72)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(231,034.93)	11,559,155.52	0.00	0.00	11,559,155.52	0.00	0.00	11,559,155.52

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	8,711.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	6,448.97	0.00	0.00	32,349.30	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,302.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	586.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,568.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	971.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	871.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	738.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,612.57	0.00	586.11	32,349.30	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		54,547.98

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32